Prepaid charter revenue (Tables)	6 Months Ended
Jun. 30, 2014
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue Analysis [Table Text Block]
Description	June 30, 2014	December 31, 2013
Prepaid charter revenue	$12,149	$17,974
Deferred asset from varying charter rates	110	192
Total	$12,259	$18,166

Prepaid Charter Revenue Amortization [Table Text Block]
Period	Amount
Year 1	$9,418
Year 2	$2,731